Finance income and finance costs - Schedule of Finance Costs Incurred (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Income [Abstract]
Changes in the fair value of derivatives (see Note 27)	$ (145,564)	$ (132,333)	$ (96,981)
Interest on debt and borrowings	(147,373)	(129,327)	(71,452)
Consenting fee	0	0	(7,430)
Loss on extinguishment	0	0	(6,511)
Interest on lease liabilities (see Note 13)	(6,614)	(3,840)	(6,022)
Amortization of deferred debt issue costs	(3,614)	(1,657)	(23)
Finance costs	$ (303,165)	$ (267,157)	$ (188,419)